Deposits (Tables)	6 Months Ended
Apr. 30, 2024
Statement [Line Items]
Summary of Deposit Liabilities
Deposits
(millions of Canadian dollars) As at
April 30 October 31
By Type By Country 2024 2023
Demand Notice Term 1 Canada United States International Total Total
Personal $ 16,583 $ 475,841 $ 136,559 $ 331,478 $ 297,505 $ – $ 628,983 $ 626,596
Banks 11,986 397 20,080 20,385 11,222 856 32,463 31,225
Business and government 2 133,913 188,769 219,643 381,588 157,482 3,255 542,325 540,369
162,482 665,007 376,282 733,451 466,209 4,111 1,203,771 1,198,190
Trading – – 31,221 23,623 2,667 4,931 31,221 30,980
Designated at fair value through
profit or loss 3 – – 187,885 49,127 70,510 68,248 187,885 191,988
Total $ 162,482 $ 665,007 $ 595,388 $ 806,201 $ 539,386 $ 77,290 $ 1,422,877 $ 1,421,158
Non-interest-bearing deposits
included above 4
Canada $ 55,617 $ 61,581
United States 72,766 76,376
International – 23
Interest-bearing deposits
included above 4
Canada 750,584 712,283
United States
5
466,620 482,247
International 77,290 88,648
Total 2,6 $ 1,422,877 $ 1,421,158
1 Includes $ 101.1

billion (October 31, 2023 – $
103.3

billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the
Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.
2 Includes $ 66.1

billion relating to covered bondholders (October 31, 2023 – $
57.0

billion).
3

Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also includes $
219.9

million (October 31, 2023 – $
142.3

million) of loan commitments and financial
guarantees designated at FVTPL.
4

The geographical splits of the deposits are based on the point of origin of the deposits.
5

Includes $
9.6

billion (October 31, 2023 – $
13.9

billion) of U.S. federal funds deposited and $
11.0

billion (October 31, 2023 – $
9.0

billion) of deposits and advances with the FHLB.
6

Includes deposits of $
765.0

billion (October 31, 2023 – $
779.9

billion) denominated in U.S. dollars and $
119.4

billion (October 31, 2023 – $
115.0

billion) denominated in other foreign
currencies.